UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229
Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code):	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund                                                     as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.7%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 7.0%
$100	Camden County Improvement Authority, (Cooper Health), 5.00%, 2/15/25	$100,467
200	Camden County Improvement Authority, (Cooper Health), 5.00%, 2/15/35	196,732
150	Camden County Improvement Authority, (Cooper Health), 5.25%, 2/15/27	153,097
1,300	Camden County Improvement Authority, (Cooper Health), 5.75%, 2/15/34	1,373,606
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	631,881
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35 (1)	255,957
		$2,711,740
Insured-Escrowed / Prerefunded — 4.9%
1,550	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.492%, 7/1/32 (2)(3)	1,923,054
		$1,923,054
Insured-General Obligations — 21.2%
2,260	Bayonne, (FSA), 0.00%, 7/1/22	1,082,585
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,096,941
1,500	Bordentown Regional School District Board of Education, (FGIC), 5.00%, 1/15/30 (4)	1,563,255
265	Florence Township Fire District No. 1, (MBIA), 5.125%, 7/15/28	287,795
170	Florence Township Fire District No.1, (MBIA), 5.125%, 7/15/29	184,260
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,139,335
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,357,775
530	Madison Boro Board of Education, (MBIA), 4.75%, 7/15/35	538,734
		$8,250,680
Insured-Hospital — 9.7%
2,750	New Jersey Health Care Facilities, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	2,837,807
900	New Jersey Health Care Facilities, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	922,329
		$3,760,136

Insured-Lease Revenue / Certificates of Participation — 18.7%
$750	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$759,532
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35 (5)	2,738,566
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,282,688
1,200	New Jersey EDA, (School Facilities), (FGIC), 5.00%, 7/1/33	1,241,364
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 8.245%, 7/1/36 (2)(3)	1,241,780
		$7,263,930
Insured-Pooled Loans — 2.8%
950	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 7.495%, 8/1/27 (2)(3)	1,077,395
		$1,077,395
Insured-Private Education — 5.2%
1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	1,043,510
1,000	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	990,520
		$2,034,030
Insured-Public Education — 19.8%
1,400	Monmouth, (Brookdale Community College), (AMBAC), 5.00%, 8/1/29	1,458,562
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,577,175
4,490	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,662,461
		$7,698,198
Insured-Sewer Revenue — 5.1%
1,550	Passaic Valley Sewer Commissioners, (FGIC), 2.50%, 12/1/32	1,075,809
2,500	Rahway Valley, Sewerage Authority, (MBIA), 0.00%, 9/1/27	912,425
		$1,988,234
Insured-Special Tax Revenue — 13.8%
10,000	Garden State New Jersey Preservation Trust, (FSA), 0.00%, 11/1/28	3,484,800
1,660	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	584,735
890	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	199,787
6,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,097,785
		$5,367,107

Insured-Transportation — 25.4%
$800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	$841,728
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,556,055
1,290	Port Authority of New York and New Jersey, (FSA), Variable Rate, 7.455%, 11/1/27 (2)(3)	1,481,217
2,520	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,895,707
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,040,910
2,000	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	2,089,180
		$9,904,797
Insured-Water and Sewer — 5.0%
4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	1,928,700
		$1,928,700
Private Education — 3.3%
1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,299,050
		$1,299,050
Senior Living / Life Care — 1.5%
600	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	605,028
		$605,028
Special Tax Revenue — 5.1%
150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	156,912
500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	518,280
500	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	529,305
750	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	790,245
		$1,994,742
Transportation — 8.2%
1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	1,297,988
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,882,415
		$3,180,403
Total Tax-Exempt Investments — 156.7% (identified cost $57,495,794)		$60,987,224
Other Assets, Less Liabilities — 1.1%		$431,018
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.8)%		$(22,496,116)
Net Assets Applicable to Common Shares — 100.0%		$38,922,126

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 83.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 22.5% of total investments.

(1)	When-issued security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $5,723,446 or 14.7% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	150 U.S. Treasury Bond	Short	$(16,905,396)	$(17,128,125)	$(222,729)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,495,270
Gross unrealized appreciation	$3,535,394
Gross unrealized depreciation	(43,440)
Net unrealized appreciation	$3,491,954

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 23, 2006